Equity - Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Equity - Reserves [Abstract]
Schedule of Equity Reserves
	June 30, 2026	December 31, 2025
	$	$
	Unaudited

Foreign currency reserve	36,411	(1,282,121)
Re-measurements reserve	(80,261)	(75,084)

	(43,850)	(1,357,205)

Schedule of Movements in Class of Reserve

Movements in each class of reserve during the current financial half-year are set out below:

	Re-measurement	Foreign currency
	reserve	reserve	Total
	$	$	$
	Unaudited	Unaudited	Unaudited
Consolidated

Balance on December 31, 2025	(75,084)	(1,282,121)	(1,357,205)

Foreign currency translation	-	1,318,532	1,318,532
Re-measurement of defined benefits plans	(5,177)	-	(5,177)
Balance on June 30, 2026	(80,261)	36,411	(43,850)